April 30, 2001

Semi Annual Report

Gradison Government Reserves Fund

Victory Funds
(LOGO) (R)

The Victory Portfolios

Victory Capital Management, Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management, Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Gradison Government Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management, Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)
Visit our web site at:
www.victoryfunds.com

Table of Contents

Shareholder Letter                       2

Financial Statements

Schedule of Investments                  3

Statement of Assets and Liabilities      4

Statement of Operations                  5

Statements of Changes in Net Assets      6

Financial Highlights                     7

Notes to Financial Statements            8

Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your goals. We continue working to insure you receive the most accurate and timely information available to remain confident in your choice of funds. To that end, I am pleased to present the Victory Gradison Government Reserves' Semi-Annual Report for the period ended April 30, 2001.

The past few months have been extremely active and exciting for Victory
Funds.

Beginning May 1st, our investment adviser changed its brand name from Key Asset Management to Victory Capital Management. This name change manifests Victory Capital Management's introduction of a master consolidated brand that clearly identifies the most appropriate people, products, and services to meet each client's needs. With the launch of a master consolidated brand, you will clearly know whom you are doing business with and what products and services we offer to meet your needs. Please note only the name changed. The same knowledgeable and experienced investment professionals apply the same rigorous investment process to meet your investment needs.

With the equity and fixed income market fluctuating wildly in the past few months, the Gradison Government Reserves Fund, 1 of the 30 funds in the Victory family, offer a source of relative stability. In such tumultuous times, we continue to receive recognition from third parties about our competitive yields. For example, the well-known fund rating service, Lipper Analytical Services, ranked the Victory Gradison Government Reserves G Class fund 73rd out of 135 rated U.S.

Government money market funds for the 1-year period ending April 30, 2001.*

I think you will agree that such performance indicates you've made the right choice in selecting the Victory Funds. For more details see our website at www.victoryfunds.com or contact the Victory Funds Service Center
(1-800-539-FUND).

Again, thank you for choosing the Victory Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

*Past performance is not indicative of future performance. Lipper Analytical rankings are based on total return. The Victory Gradison Government Reserves' G Class Fund ranked 64/102 and 38/58 among U.S. Government Money Market Funds for the 5-year and 10-year periods ending 4/30/01. During the time period stated, portions of the investment advisory and other fees were waived, which had the effect of increasing total return.

THE VICTORY PORTFOLIOS                 Schedule of Investments
Gradison Government Reserves Fund               April 30, 2001
(Amounts in Thousands)                             (Unaudited)

                                        Principal    Amortized

Security Description                      Amount       Cost

U.S. Government Agencies (103.3%)

Federal Farm Credit Bank (39.1%):

4.48%*, 5/1/01                           $  50,000  $   49,994
4.81%*, 5/1/01**                            62,500      62,500
4.90%, 5/2/01                               30,000      29,996
4.92%*, 5/2/01                              75,000      75,000
4.75%, 5/4/01                               30,000      29,988
4.69%*, 5/7/01**                           123,650     123,649
4.79%, 5/7/01                               11,491      11,482
4.40%, 5/9/01                               10,000       9,990
4.86%*, 5/11/01                             50,000      50,000
6.71%, 5/11/01                              25,000      24,953
4.83%*, 5/17/01                             50,000      50,000
4.88%, 5/18/01                              15,500      15,464
4.28%, 5/22/01                                 820         818
4.27%*, 6/1/01                              75,000      75,000
4.92%, 6/1/01                               25,000      24,894
7.16%, 6/1/01                               20,000      20,000
4.73%, 6/4/01                               30,000      29,866
4.76%, 6/6/01                               36,990      36,814
4.86%, 6/12/01                              27,875      27,717
4.82%, 6/14/01                              10,000       9,941
4.78%, 6/15/01                              10,000       9,940
4.64%, 6/18/01                              37,700      37,467
4.60%, 6/20/01                              18,000      17,885
5.88%, 7/2/01                               12,313      12,295
4.71%, 7/19/01                              17,000      16,824
4.59%, 7/20/01                              17,000      16,827
4.67%, 9/5/01                               38,310      37,679
4.62%, 11/2/01                              25,000      24,406

                                                       931,389

Federal Home Loan Bank (48.6%):

4.48%*, 5/1/01                              50,000      49,993
4.88%*, 5/1/01                              50,000      49,991
5.30%*, 5/1/01                              30,000      29,995
4.82%, 5/2/01                               28,205      28,201
4.75%, 5/4/01                              233,000     232,909
5.14%*, 5/6/01                              25,000      25,000
4.84%, 5/9/01                               25,000      24,973
4.75%, 5/14/01                              10,000       9,983
4.85%*, 5/20/01                             50,000      49,988
4.91%*, 5/20/01                             25,000      24,996
6.70%, 5/25/01                              21,769      21,672
4.72%, 6/8/01                               84,317      83,897
4.53%, 6/13/01                              71,789      71,401
4.21%, 6/22/01                              85,000      84,483
7.08%, 6/29/01                              25,000      25,013
4.59%, 7/6/01                               25,000      24,790
4.59%, 7/11/01                              90,000      89,185
4.74%, 7/13/01                              25,000      24,760
4.46%, 7/17/01                              33,286      32,968
5.85%, 7/19/01                              65,000      64,903
4.73%, 7/31/01                              22,500      22,231
4.38%, 8/17/01                              20,000      19,737
6.60%, 11/14/01                             15,000      15,007
4.80%, 3/26/02                              25,000      24,998
4.63%, 4/16/02                              25,000      24,985

                                                     1,156,059

Student Loan Marketing Assoc. (15.2%):

4.50%, 5/1/01                              100,000     100,000
4.72%, 6/11/01                              78,880      78,456
5.00%, 6/29/01                             150,000     148,771
6.13%, 9/17/01                              10,000       9,763
4.77%, 4/25/02                              25,000      25,000

                                                       361,990

Tennessee Valley Authority (0.4%):

4.40%, 5/3/01                               10,000       9,998

Total U.S. Government Agencies
(Amortized Cost $2,459,436)                          2,459,436

Total Investments
(Amortized Cost $2,459,436) (a) -- 103.3%            2,459,436

Liabilities in excess of other assets -- (3.3)%        (79,136)

TOTAL NET ASSETS -- 100.0%                          $2,380,300



(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 4/30/01. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

                      See notes to financial statements.


                                          Statement of Assets and Liabilities

THE VICTORY PORTFOLIOS                                         April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                                                                        Gradison
                                                                                                                       Government

                                                                                                                        Reserves
                                                                                                                          Fund

ASSETS:
Investments, at amortized cost                                                                                         $2,459,436
Interest receivable                                                                                                         6,489
Receivable for capital shares issued                                                                                           11
Prepaid expenses and other assets                                                                                              14

         Total Assets                                                                                                   2,465,950

LIABILITIES:

Cash overdraft                                                                                                                 79
Payable to brokers for investments purchased                                                                               75,000
Dividends payable                                                                                                           8,747
Accrued expenses and other payables:

     Investment advisory fees                                                                                                 749
     Administration fees                                                                                                       33
     Distribution fees                                                                                                        237
     Transfer agent fees                                                                                                      542
     Other                                                                                                                    263

         Total Liabilities                                                                                                 85,650

NET ASSETS:

Capital                                                                                                                 2,380,215
Undistributed net realized gains from investment transactions                                                                  85

         Net Assets                                                                                                    $2,380,300

Outstanding units of beneficial interest (shares)                                                                       2,380,221

Net asset value

     Offering and Redemption price per share                                                                           $     1.00


                      See notes to financial statements.


                           Statement of Operations

THE VICTORY PORTFOLIOS                  For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                                                               Gradison
                                                                                                              Government

                                                                                                               Reserves
                                                                                                                 Fund


Investment Income:

Interest income                                                                                                 $70,234

     Total Income                                                                                                70,234

Expenses:

Investment advisory fees                                                                                          4,962
Administration fees                                                                                               1,281
Distribution fees                                                                                                 1,177
Legal and audit fees                                                                                                 83
Custodian fees                                                                                                      221
Fund accounting fees                                                                                                 63
Printing fees                                                                                                       233
Registration and filing fees                                                                                         23
Transfer agent fees                                                                                               2,176
Trustees' fees and expenses                                                                                          32
Other                                                                                                                95

     Total Expenses                                                                                              10,346

Expenses voluntarily reduced                                                                                     (1,696)

     Total Expenses                                                                                               8,650

Net Investment Income                                                                                            61,584

Realized/Unrealized Gains (Losses) from Investments:

Net realized gains (losses) from investment transactions                                                             84

Net realized/unrealized gains (losses) from investments                                                              84

Change in net assets resulting from operations                                                                  $61,668


                     See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)

                                                                                                 Gradison Government

                                                                                                     Reserves Fund


                                                                                              Six Months              Year
                                                                                                Ended                 Ended
                                                                                               April 30,            October 31,
                                                                                                 2001                  2000

                                                                                              (Unaudited)

From Investment Activities:

Operations:

     Net investment income                                                                  $    61,584         $     117,396
     Net realized gains from investment transactions                                                 84                     1

Change in net assets resulting from operations                                                   61,668               117,397

Distributions to Shareholders:

     From net investment income                                                                 (61,584)             (117,396)

Change in net assets from distributions to shareholders                                         (61,584)             (117,396)

Capital Transactions:

     Proceeds from shares issued                                                              4,511,444             9,873,278
     Dividends reinvested                                                                        62,694               113,313
     Cost of shares redeemed                                                                 (4,329,449)           (9,879,085)

Change in net assets from capital transactions                                                  244,689               107,506

Change in net assets                                                                            244,773               107,507

Net Assets:

     Beginning of period                                                                      2,135,527             2,028,020

     End of period                                                                          $ 2,380,300         $   2,135,527

Share Transactions:

     Issued                                                                                   4,511,444             9,873,262
     Reinvested                                                                                  62,700               113,313
     Redeemed                                                                                (4,329,449)           (9,879,069)

Change in shares                                                                                244,695               107,506


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                Gradison Government Reserves Fund

                               Six Months
                                 Period          Year        Month
                                 Ended           Ended       Ended                     Year Ended September 30,
                                April 30,    October 31,   October 31,
                                  2001           2000         1999            1999<F2>       1998         1997           1996

                               (Unaudited)

Net Asset Value,
     Beginning of Period      $    1.000     $    1.000    $    1.000     $    1.000     $    1.000    $    1.000     $    1.000

Investment Activities
   Net investment income           0.026          0.054         0.004          0.044          0.049         0.047          0.047

     Total from
       Investment Activities       0.026          0.054         0.004          0.044          0.049         0.047          0.047

Distributions
   Net investment income          (0.026)        (0.054)       (0.004)        (0.044)        (0.049)       (0.047)        (0.047)

     Total Distributions          (0.026)        (0.054)       (0.004)        (0.044)        (0.049)       (0.047)        (0.047)

Net Asset Value,
     End of Period            $    1.000     $    1.000    $    1.000     $    1.000     $    1.000    $    1.000     $    1.000

Total Return                        2.63%<F3>      5.56%         0.39%<F3>      4.46%          4.98%         4.85%          4.86%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)         $2,380,300     $2,135,527    $2,028,020     $2,018,755     $1,933,824    $1,610,058     $1,333,063
    Ratio of expenses
     to average net
     assets <F5>                    0.73%<F4>      0.72%         0.72%<F4>      0.71%          0.72%         0.72%          0.75%
    Ratio of net
     investment income
     to average net
     assets <F5>                    5.23%<F4>      5.42%         4.61%<F4>      4.34%          4.86%         4.75%          4.72%
    Ratio of expenses
     to average net
     assets<F1>                     0.88%<F4>      0.90%         0.84%<F4>      0.77%          0.73%         0.73%          0.76%
    Ratio of net
     investment income
     to average net
     assets<F1>                     5.08%<F4>      5.24%         4.49%<F4>      4.28%          4.85%         4.74%          4.71%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F3> Not Annualized.

<F4> Annualized.

<F5> Effective April 1, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.



                     See notes to financial statements.

                        Notes to Financial Statements

THE VICTORY PORTFOLIOS                                           April 30, 2001

                                                                    (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on February 5, 1986 as a Massachusetts business trust and reorganized on December 6, 1995 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2001, the Trust offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the Victory Gradison Government Reserves Fund (the "Fund"). The Fund is authorized to issue Class G Shares. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2001

                                                                    (Unaudited)

     Other:

     Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated on the basis of relative net assets of all funds included in the Trust or another appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly-owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees computed daily and paid monthly based on the Fund's average daily net assets, at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion. KeyTrust Company of Ohio, serving as custodian for the Fund as of the Effective Dates of the Reorganization, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services (the "Administrator or the "Distributor" as applicable), an indirect, wholly owned subsidiary of the BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund. Under the terms of the administration agreement the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets up to $300 million, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of the Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.10% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. McDonald Investments Inc. provides certain shareholder services for the Fund under the terms of an administrative services agreement with the Fund, and receives a monthly fee at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined.

     In addition, BISYS Fund Services Ohio, Inc., an affiliate of BISYS serves the Trust as Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement. Additionally, effective January 1, 2001, BISYS also serves as the transfer agent for the Fund. Under the terms of the transfer agency agreement, BISYS is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

     Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2001:

         Investment Advisory Fees                     Administration Fees

        Maximum                                   Maximum
      Percentage                                 Percentage
      of Average         Voluntary               of Average         Voluntary
         Daily              Fee                    Daily               Fee
       Net Assets        Reductions              Net Assets         Reductions

         0.50%            $1,102                    0.15%             $594

4.   Subsequent Events:

     On May 23, 2001, the Board of Directors of the Trust approved a Plan of Reorganization to merge and transfer all of the assets and liabilities of the U.S. Government Obligations Fund into the Gradison Government Reserves Fund. This transfer is expected to occur during fourth quarter of the calendar year 2001.

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The Victory Funds
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OH-01-27-1612
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Victory Funds
(LOGO) (R)

Visit our web site at:
Victoryfunds.com

Call Victory at:
800-539-FUND (800-539-3863)

1VF-GGR-SEMI  6/01